BT INVESTMENT FUNDS
                            INTERNATIONAL EQUITY FUND
                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 24, 1998

The date of this prospectus has been changed to August 24, 1998, as revised January 11, 1999.

THE FOLLOWING SUPPLEMENTS THE SECTION "RISK FACTORS: MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS" OF THE PROSPECTUS:

THE EURO

      On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) will begin implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

      Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:

      o changes in the relative strength and value of the U.S. dollar or other major currencies;

      o adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio;

      o     that the systems used to purchase and sell securities may not work;

      o uncertainty about how existing financial contracts will be treated after euro implementation; and

      o     unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

                                                                JANUARY 11, 1999

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               BT INVESTMENT FUNDS
                            INTERNATIONAL EQUITY FUND
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 24, 1998

The date of this statement of additional information has been changed to August 24, 1998, as revised January 11, 1999. The financial statements for each Fund or Portfolio for the period ended September 30, 1998, are incorporated herein by reference to the Annual Report to shareholders. A copy of the Annual Report may be obtained without charge by contacting the respective Fund.

                                                                JANUARY 11, 1999

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE